Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill
Goodwill	€ 31,090	€ 27,538
Goodwill
Changes in goodwill
Goodwill	31,090	27,538
Goodwill | Clarabridge
Changes in goodwill
Additions	924
Applications, Technology & Services
Changes in goodwill
Goodwill transferred from/(to) another segment	(43)
Applications, Technology & Services | Goodwill
Changes in goodwill
Goodwill	26,074	20,844
Additions	383
Reallocations	3,307
Applications, Technology & Services | Goodwill | SAP Fioneer
Changes in goodwill
Disposals	9
Services | Signavio
Changes in goodwill
Additions	766
Services | Goodwill
Changes in goodwill
Goodwill	367	355
Services | Goodwill | SAP Fioneer
Changes in goodwill
Disposals	11
Concur. | Goodwill
Changes in goodwill
Goodwill		3,307
Qualtrics | Goodwill
Changes in goodwill
Goodwill	3,846	2,637
Emarsys | Goodwill
Changes in goodwill
Goodwill	395	€ 395
Business Process Intelligence | Goodwill
Changes in goodwill
Goodwill	408
Additions	383
SAP Fioneer | Goodwill
Changes in goodwill
Disposals	€ 20